Financial instruments and financial risk management (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents		$ 21,832	$ 23,878	$ 42,145
Trade receivables		19,199	20,613
Total Financial assets		41,031	44,491
LIABILITIES
Accounts payable		24,662	19,004
Loans payable		56,253	64,860
Total Financial liabilities		80,915	83,864
Amortized Cost
LIABILITIES
Accounts payable		24,662
Loans payable		56,253
Total Financial liabilities		80,915
FVTPL
LIABILITIES
Accounts payable		0
Loans payable		0
Total Financial liabilities		0
Other financial liabilities
LIABILITIES
Accounts payable			19,004
Loans payable			64,860
Total Financial liabilities			83,864
Amortized Cost
ASSETS
Cash and cash equivalents		21,832
Trade receivables	[1]	0
Total Financial assets		21,832
FVTPL
ASSETS
Cash and cash equivalents		0
Trade receivables	[1]	19,199
Total Financial assets		$ 19,199
Loans and receivables
ASSETS
Cash and cash equivalents			23,878
Trade receivables	[1]		20,613
Total Financial assets			$ 44,491

[1]	Trade receivables exclude sales and income tax receivables.